Interest expense (Details) - USD ($) $ in Millions	4 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Expense [Abstract]
Gross interest expense		$ 81.5	$ 106.0	$ 105.0
Capitalized interest		0.0	0.0	7.3
Net interest expense		81.5	$ 106.0	$ 97.7
Adequate protection payments	$ 11.0	$ 11.4